ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - $ / shares	Oct. 05, 2020	Aug. 05, 2010
ORGANIZATION AND PRINCIPAL ACTIVITIES
Issue price (per share)	$ 3.98
American Depositary Shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued (in shares)	1,507,538
American Depositary Shares | Registered Direct Offering
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued (in shares)	1,507,538
Issue price (per share)	$ 3.98
Class A Shares per ADS (in shares)	2
American Depositary Shares | Public Offering
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued (in shares)		2,070,000
Issue price (per share)		$ 4.25